INVESTMENTS (OFFSETTING FINANCIAL ASSETS) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 133	$ 89
Equity Contract
Offsetting Assets [Line Items]
Gross amounts recognized	76	28
Gross amounts offset in the balance sheets	20	4
Net amounts presented in the balance sheets	56	24
Collateral Contracts
Offsetting Assets [Line Items]
Gross amounts recognized	0
Gross amounts offset in the balance sheets	58
Net amounts presented in the balance sheets	(58)
Derivatives Subject to an ISDA Master Agreements
Offsetting Assets [Line Items]
Gross amounts recognized	76	28
Gross amounts offset in the balance sheets	78	4
Net amounts presented in the balance sheets	(2)	24
Other Financial Instruments
Offsetting Assets [Line Items]
Gross amounts recognized	77	65
Gross amounts offset in the balance sheets	0	0
Net amounts presented in the balance sheets	77	65
Other Invested Assets
Offsetting Assets [Line Items]
Gross amounts recognized	153	93
Gross amounts offset in the balance sheets	78	4
Net amounts presented in the balance sheets	$ 75	$ 89